General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Introduction:

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs, manufactures and markets high-end digital video and audio products and solutions, including artificial intelligence functionality, for the professional as well as the civilian and home security markets, defense and homeland security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). The ordinary shares, no par value per share (the “Ordinary Shares”) and the warrants to purchase ordinary shares, issued as part of the IPO, were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022.

The Company operates in Israel and sells to customers in other countries, including the United States, Australia, United Kingdom, India and Switzerland

b.	These financial statements have been prepared in a condensed format as of June 30, 2024 and for the six months then ended (“interim financial statements”). These financial statements should be read in conjunction with the Company’s audited annual financial statements as of December 31, 2023 and for the year then ended and accompanying notes (“annual financial statements”).

c.	Liquidity and capital resources:

The Company has experienced negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares, preferred shares, warrants and long-term loans from related parties. As of June 30, 2024 and December 31, 2023, the Company had working capital of $6,961,644 and $7,264,319, respectively, an accumulated deficit of $10,770,326 and $10,902,123, respectively, and negative cash flow from operating activity of $985,092 and $2,250,995 for the six months ended June 30, 2024 and 2023, respectively.

Based on management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months from August 28, 2024, the date of issuance of these financial statements.